Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 25, 2015
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Nov. 25, 2015
Document Effective Date	Nov. 25, 2015
Prospectus Date	Nov. 25, 2015
Direxion Daily S&P Biotech Bear 1X Shares | Direxion Daily S&P Biotech Bear 1X Shares
Prospectus:
Trading Symbol	LABS
Direxion Daily Healthcare Bear 3X Shares | Direxion Daily Healthcare Bear 3X Shares
Prospectus:
Trading Symbol	SICK
Direxion Daily Natural Gas Related Bear 3X Shares | Direxion Daily Natural Gas Related Bear 3X Shares
Prospectus:
Trading Symbol	GASX